Basic and Diluted Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Shares used in per share calculation
	Nine Months Ended September 30,
	2024	2023
Class A common stock	14,020,543	13,804,788
Class B common stock	571,011	753,857
Total	14,591,554	14,558,645